Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Master Investment Portfolio II
Entity Central Index Key	0001738077
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000202350 [Member]
Shareholder Report [Line Items]
Fund Name	Advantage CoreAlpha Bond Master Portfolio
Class Name	Advantage CoreAlpha Bond Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Advantage CoreAlpha Bond Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage CoreAlpha Bond Master Portfolio	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Net Assets	$ 723,031,885
Holdings Count | Holding	2,059
Advisory Fees Paid, Amount	$ 1,700,178
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$723,031,885
Number of Portfolio Holdings	2,059
Net Investment Advisory Fees	$1,700,178
Portfolio Turnover Rate	183%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	36.8%
U.S. Government Sponsored Agency Securities	27.3%
U.S. Treasury Obligations	16.9%
Non-Agency Mortgage-Backed Securities	12.7%
Asset-Backed Securities	5.2%
Foreign Agency Obligations	0.6%
Municipal Bonds	0.5%
Capital Trusts	—	%(b)
Common Stocks	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	45.8%
AA/Aa	3.2%
A	14.3%
BBB/Baa	23.9%
BB/Ba	4.8%
B	2.2%
CCC/Caa	0.5%
N/R	5.3%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.